U.S. Bancorp Fund Services, LLC
777 E. Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin  53202

October 14, 2016

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	USA Mutuals (the “Trust”) Securities Act Registration No.: 333-57548
Investment Company Registration No.: 811-10319
USA Mutuals/Carbon Beach Deep Value Fund

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, the Trust hereby submits Post-Effective Amendment No. 51 to the Trust’s Registration Statement for the purpose of adding a new series: the USA Mutuals/Carbon Beach Deep Value Fund.  Pursuant to Rule 485(a)(2), the Trust anticipates that this filing will be effective seventy-five (75) days after filing or as soon as possible thereafter.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement.  The purpose of that filing will be to update any missing information and/or file updated exhibits to the Registration Statement.

Please direct any inquiries regarding this filing to me at (414) 765-6872.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Emily R. Enslow

Emily R. Enslow, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures